Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	Year ended December 31,
	2025	2024	2023
Government grant	4,817	68,529	70,612
Interest income on bank deposits	338	557	595
Other	30,509	27	201
	35,664	69,113	71,408